Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets and Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2019	2018
Computer equipment and software	$373	$367
Furniture, fixtures and other	768	719
Laboratory equipment	377	377
Leasehold improvements	449	374
	1,967	1,837
Accumulated depreciation	(1,622)	(1,338)
Property and equipment, net	$345	$499